Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
21.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The subsidiary did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2020.

PARENT COMPANY BALANCE SHEETS

	December 31, 2021	December 31, 2020
ASSETS
Cash and cash equivalents	$3,758,618	$7,154,881
Due from subsidiaries	7,785,162	4,440,162
Investment in subsidiaries	21,022,642	20,294,098
Total Assets	$32,566,422	$31,889,141

LIABILITIES AND EQUITY
Total Liabilities	$-	$55,000

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,453,423 and 19,435,423 shares issued and outstanding at December 31, 2021 and 2020, respectively)	1,946	1,944
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2021 and 2020, respectively)	550	550
Additional paid-in capital	22,986,975	22,775,154
Retained earnings	8,379,945	8,141,280
Accumulated other comprehensive income	1,197,006	915,213
Total Shareholders’ Equity	32,566,422	31,834,141
Total Liabilities and Shareholders’ Equity	$32,566,422	$31,889,141

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2021	2020	2019
Equity in gain of subsidiaries	$266,775	$4,470,613	$4,046,770
General and administrative expenses	(32,273)	(12,233)	(100)
Interest income	4,163	-	-
Net Income	238,665	4,458,380	4,046,670

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	281,793	1,259,984	(173,604)
Comprehensive Income	$520,458	$5,718,364	$3,873,066

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2021	2020	2019
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$3,737	$(700,873)	$48,100

Cash Flows from Investing Activities:
Loans made to a subsidiary	(3,400,000)	(3,690,000)	-
Net Cash Used in Investing Activities	(3,400,000)	(3,690,000)	-

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	-	11,497,654	-
Net Cash Provided by Financing Activities	-	11,497,654	-

Net (decrease) increase in cash and cash equivalents	(3,396,263)	7,106,781	48,100
Cash and cash equivalents at beginning of year	7,154,881	48,100	-
Cash and cash equivalents at end of year	$3,758,618	$7,154,881	$48,100